Deferred tax assets and liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities
Carry-forward tax losses	€ 23,325
Carry-forward tax losses indefinitely	17,323
Deferred tax assets	€ 7,166	€ 9,023
Tax rate	24.00%	24.00%	24.00%
Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ (9,065)	€ (6,744)
Italy
Deferred tax assets and liabilities
Carry-forward tax losses	€ 13,153
Tax rate	24.00%
Italy | Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ (7,090)
Italy | Unused tax losses
Deferred tax assets and liabilities
Deferred tax assets	3,734
Foreign (outside Italy)
Deferred tax assets and liabilities
Carry-forward tax losses	€ 10,172
Tax rate	31.90%
Foreign (outside Italy) | Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ (1,975)
Foreign (outside Italy) | Unused tax losses
Deferred tax assets and liabilities
Deferred tax assets	€ 3,249